TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE
December 31,
	2021	2020

Current income tax	-	-
Deferred taxed	-	-
	-	-

SCHEDULE OF DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
	2021	2020
	US Dollars in thousands

Deferred tax assets:
Net operation loss carryforward	64	9

Net deferred tax asset before valuation allowance	64	9
Valuation allowance	(64)	(9)

Net deferred tax asset	-	-